UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada February 10, 2008
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 3,085,718
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
12/31/2008


BANK OF MONTREAL       Common 063671101  41353  1323300  SHS Sole None   1323300
BANK OF NOVA SCOTIA    Common 064149107  66161  1986232  SHS Sole None   1986232
BARRICK GOLD CORP      Common 067901108  271738 6370560  SHS Sole None   6370560
BCE INC                Common 05534B760  59998  2387506  SHS Sole None   2384506
BOMBARDIER CLS B       ClassB 097751200  30033  6749100  SHS Sole None   6749100
CAMECO CORP            Common 13321L108  49954  2373100  SHS Sole None   2373100
CAN IMPERIAL BK OF COM Common 136069101  102011 1996700  SHS Sole None   1996700
CANADIAN NATIONAL RAIL Common 136375102  107234 2394677  SHS Sole None   2394677
CANADIAN NATURAL RESOU Common 136385101  110115 2258768  SHS Sole None   2258768
CANADIAN PACIFIC RAILW Common 13645T100  46115  8161970  SHS Sole None   8161970
CELESTICA INC          Common 15101Q108  55268  8298470  SHS Sole None   8298470
ENBRIDGE INC           Common 29250N105  633    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  239964 4212853  SHS Sole None   4212853
GOLDCORP INC           Common 380956409  184867 4815500  SHS Sole None   4815500
IMPERIAL OIL LTD       Common 453038408  166686 4066495  SHS Sole None   4066495
MANULIFE FINANCIAL COR Common 56501R106  138130 6640850  SHS Sole None   6640850
PETRO-CANADA           Common 71644E102  138439 5181089  SHS Sole None   5181089
POTASH CORP            Common 73755L107  20696  150000   SHS Sole None   150000
PRECISION DRILLING TRU Common 740215108  73803  7329026  SHS Sole None   7329026
ROYAL BANK OF CANADA   Common 780087102  142503 3947456  SHS Sole None   3947456
SHAW COMMUNICATIONS IN ClassB 82028K200  13282  614600   SHS Sole None   614600
SUNCOR ENERGY INC      Common 8677229106 69224  2918400  SHS Sole None   2918400
TALISMAN ENERGY INC    Common 87425E103  114388 9391450  SHS Sole None   9391450
TORONTO-DOMINION BANK  Common 891160509  181327 4173228  SHS Sole None   4173228
TRANSCANADA CORP       Common 89353D107  36912  1112807  SHS Sole None   1112807
ACCENTURE LTD- CL A    ClassA G1150G111  18838  574500   SHS Sole None   574500
AMERICAN EXPRESS       Common 025816109  9776   527000   SHS Sole None   527000
ANADARKO PETROLEUM COR Common 032511107  11740  304550   SHS Sole None   304550
APACHE CORP            Common 037411105  7155   96000    SHS Sole None   96000
APPLE INC              Common 037833100  12171  142600   SHS Sole None   142600
APPLIED MATERIALS INC  Common 038222105  12761  1259701  SHS Sole None   1259701
BERKSHIRE HATHAWAY INC Common 084670207  3      1        SHS Sole None   1
BEST BUY CO INC        Common 086516101  9768   347500   SHS Sole None   347500
BOEING CO              ClassB 097023105  21602  506250   SHS Sole None   506250
CANON INC. SPONSORED A Common 138006309  15315  487725   SHS Sole None   487725
CHEVRON CORPORATION    Common 166764100  16248  219650   SHS Sole None   219650
CHUBB CORP             Common 171232101  306    6000     SHS Sole None   6000
CISCO SYSTEMS          Common 17275R102  14931  916000   SHS Sole None   916000
CSX CORP               Common 126408103  195    6000     SHS Sole None   6000
EATON CORP             Common 278058102  5737   115400   SHS Sole None   115400
EBAY INC               Common 278642103  21235  1521100  SHS Sole None   1521100
ESTEE LAUDER COMPANIES Common 518439104  26439  853968   SHS Sole None   853968
EXXON MOBIL CORP       Common 30231G102  9895   123950   SHS Sole None   123950
GARMIN LTD.            Common G37260109  5272   275000   SHS Sole None   275000
GENERAL ELECTRIC CO    Common 369604103  21874  1350250  SHS Sole None   1350250
GOLDMAN SACHS GROUP    Common 38141G104  10853  128600   SHS Sole None   128600
HALLIBURTON CO         Common 406216101  14933  821400   SHS Sole None   821400
HARLEY-DAVIDSON INC    Common 412822108  15057  887300   SHS Sole None   887300
HARTFORD FINANCIAL SVC Common 416515104  8744   532500   SHS Sole None   532500
INTEL CORP             Common 458140100  15566  1061800  SHS Sole None   1061800
IPC HOLDINGS INC       Common 4933P1014  10635  355700   SHS Sole None   355700
JOHNSON & JOHNSON      Common 478160104  41860  699650   SHS Sole None   699650
JPMORGAN CHASE & CO    Common 46625H100  21576  684300   SHS Sole None   684300
KRAFT FOODS INC-A      Common 50075N104  3458   128800   SHS Sole None   128800
K-TEL INTERNATIONAL IN ClassA 482724309  0      21000    SHS Sole None   21000
MEDTRONIC INC          Common 585055106  14444  459700   SHS Sole None   459700
MERCK & CO. INC.       Common 589331107  23080  759200   SHS Sole None   759200
MICROSOFT CORPORATION  Common 594918104  24091  1239250  SHS Sole None   1239250
NABORS INDUSTRIES LTD  Common G6359F103  12736  1064000  SHS Sole None   1064000
NEWMONT MINING CORP    Common 651639106  20765  510200   SHS Sole None   510200
NOKIA CORP - SPON ADR  Common 654902204  16092  1031525  SHS Sole None   1031525
NORDSTROM INC          Common 655664100  12490  938400   SHS Sole None   938400
QUALCOMM INC           Common 747525103  8435   196300   SHS Sole None   196300
SCHLUMBERGER LTD       Common 806857108  20951  494942   SHS Sole None   494942
SCHOLASTIC CORP        Common 807066105  1525   112300   SHS Sole None   112300
SPECTRA ENERGYCORP     Common 847560109  19039  1209600  SHS Sole None   1209600
STATE STREET CORP      Common 857477103  22371  568799   SHS Sole None   568799
TRANSOCEAN INC         Common G90073100  11668  246943   SHS Sole None   246943
WELLPOINT HEALTH NETWO Common 94973V107  22144  525612   SHS Sole None   525612
WELLS FARGO & COMPANY  Common 949746101  15188  515200   SHS Sole None   515200
XTO ENERGY INC.        Common 98385x106  20390  578100   SHS Sole None   578100